Distribution Date:	11/17/23	WFRBS Commercial Mortgage Trust 2013-C15
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 2)	15		Brian Hanson		bhanson@cwcapital.com
Principal Prepayment Detail	16		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Historical Detail	17	Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	18
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	20		Bank, N.A.
Specially Serviced Loan Detail - Part 2	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23	Trustee	U.S. Bank Trust Company, National Association
Historical Bond / Collateral Loss Reconciliation Detail	24		General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938CAA5	1.264000%	60,151,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938CAB3	2.900000%	48,146,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938CAC1	3.881000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938CAD9	4.153000%	301,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92938CAE7	3.720000%	104,819,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92938CAF4	4.344204%	80,257,000.00	38,094,344.39	465,741.04	137,908.01	0.00	0.00	603,649.05	37,628,603.35	85.78%	22.75%
B	92938CAH0	4.344204%	74,723,000.00	74,723,000.00	0.00	270,509.98	0.00	0.00	270,509.98	74,723,000.00	57.55%	16.00%
C	92938CAJ6	4.344204%	42,896,000.00	42,896,000.00	0.00	155,290.82	0.00	0.00	155,290.82	42,896,000.00	41.34%	12.13%
D	92938CAL1	4.344204%	62,269,000.00	62,269,000.00	0.00	211,586.37	0.00	0.00	211,586.37	62,269,000.00	17.81%	6.50%
E	92938CAN7	4.344204%	22,140,000.00	22,140,000.00	0.00	0.00	0.00	0.00	0.00	22,140,000.00	9.45%	4.50%
F	92938CAQ0	4.344204%	11,070,000.00	11,070,000.00	0.00	0.00	0.00	0.00	0.00	11,070,000.00	5.27%	3.50%
G	92938CAS6	4.344204%	38,745,430.00	13,843,986.64	0.00	0.00	0.00	(92,796.98)	0.00	13,936,783.62	0.00%	0.00%
R	92938CAV9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92938CAU1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,001,432.00	265,036,331.03	465,741.04	775,295.18	0.00	(92,796.98)	1,241,036.22	264,663,386.97

X-A	92938CAG2	0.000000%	855,158,000.00	38,094,344.39	0.00	0.00	0.00	0.00	0.00	37,628,603.35
Notional SubTotal			855,158,000.00	38,094,344.39	0.00	0.00	0.00	0.00	0.00	37,628,603.35

Deal Distribution Total					465,741.04	775,295.18	0.00	(92,796.98)	1,241,036.22

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	I nterest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938CAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938CAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938CAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938CAD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92938CAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92938CAF4	474.65447737	5.80312048	1.71832999	0.00000000	0.00000000	0.00000000	0.00000000	7.52145047	468.85135689
B	92938CAH0	1,000.00000000	0.00000000	3.62017023	0.00000000	0.00000000	0.00000000	0.00000000	3.62017023	1,000.00000000
C	92938CAJ6	1,000.00000000	0.00000000	3.62017018	0.00000000	0.00000000	0.00000000	0.00000000	3.62017018	1,000.00000000
D	92938CAL1	1,000.00000000	0.00000000	3.39794071	0.22222968	2.48117956	0.00000000	0.00000000	3.39794071	1,000.00000000
E	92938CAN7	1,000.00000000	0.00000000	0.00000000	3.62017028	99.31378320	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92938CAQ0	1,000.00000000	0.00000000	0.00000000	3.62016983	132.21822042	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92938CAS6	357.30631045	0.00000000	0.00000000	1.29350971	111.51625495	0.00000000	(2.39504323)	0.00000000	359.70135368
R	92938CAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92938CAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938CAG2	44.54655676	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	44.00193105

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	10/01/23 - 10/30/23	30	0.00	137,908.01	0.00	137,908.01	0.00	0.00	0.00	137,908.01	0.00
B	10/01/23 - 10/30/23	30	0.00	270,509.98	0.00	270,509.98	0.00	0.00	0.00	270,509.98	0.00
C	10/01/23 - 10/30/23	30	0.00	155,290.82	0.00	155,290.82	0.00	0.00	0.00	155,290.82	0.00
D	10/01/23 - 10/30/23	30	140,662.55	225,424.38	0.00	225,424.38	13,838.02	0.00	0.00	211,586.37	154,500.57
E	10/01/23 - 10/30/23	30	2,118,656.59	80,150.57	0.00	80,150.57	80,150.57	0.00	0.00	0.00	2,198,807.16
F	10/01/23 - 10/30/23	30	1,423,580.42	40,075.28	0.00	40,075.28	40,075.28	0.00	0.00	0.00	1,463,655.70
G	10/01/23 - 10/30/23	30	4,270,627.66	50,117.59	0.00	50,117.59	50,117.59	0.00	0.00	0.00	4,320,745.25
Totals			7,953,527.22	959,476.63	0.00	959,476.63	184,181.46	0.00	0.00	775,295.18	8,137,708.68

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938CAF4	4.344204%	80,257,000.00	38,094,344.39	465,741.04	137,908.01	0.00	0.00	603,649.05	37,628,603.35
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92938CAH0	4.344204%	74,723,000.00	74,723,000.00	0.00	270,509.98	0.00	0.00	270,509.98	74,723,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92938CAJ6	4.344204%	42,896,000.00	42,896,000.00	0.00	155,290.82	0.00	0.00	155,290.82	42,896,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			197,876,000.03	155,713,344.39	465,741.04	563,708.81	0.00	0.00	1,029,449.85	155,247,603.35

Exchangeable Certificate Details
PEX	92938CAK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	1,241,036.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	966,251.72	Master Servicing Fee	5,280.24
Interest Reductions due to Nonrecoverability Determination	(18,714.38)	Certificate Administrator Fee	833.02
Interest Adjustments	0.00	Trustee Fee	102.70
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	114.11
ARD Interest	0.00	Trust Advisor Fee	372.87
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	947,537.34	Total Fees	6,702.95

Principal		Expenses/Reimbursements
Scheduled Principal	372,944.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	150,294.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,244.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	92,796.98	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	465,741.04	Total Expenses/Reimbursements	165,539.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	775,295.18
Excess Liquidation Proceeds	0.00	Principal Distribution	465,741.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,241,036.22
Total Funds Collected	1,413,278.38	Total Funds Distributed	1,413,278.37

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	265,036,331.03	265,036,331.03	Beginning Certificate Balance	265,036,331.03
(-) Scheduled Principal Collections	372,944.06	372,944.06	(-) Principal Distributions	465,741.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(92,796.98)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(92,796.98)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(92,796.98)	(92,796.98)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	264,663,386.97	264,663,386.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	266,821,343.37	266,821,343.37	Ending Certificate Balance	264,663,386.97
Ending Actual Collateral Balance	266,401,234.19	266,401,234.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,524,328.59	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,524,328.59	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP	Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	2	75,718,441.95	28.61%	(4)	4.3643	0.629647
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,258,252.77	1.23%	57	4.9700	2.670800	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,187,442.39	1.58%	(3)	5.1900	(1.375000)	1.51 to 1.60	1	72,428,439.48	27.37%	(5)	3.8390	1.523700
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.50	2	113,258,252.77	42.79%	(1)	4.3775	3.083088
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 or Greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	264,663,386.97	100.00%	(2)	4.2337	1.951929
50,000,001 to 90,000,000	2	143,959,439.04	54.39%	(5)	4.0760	1.137771
90,000,001 or greater	1	110,000,000.00	41.56%	(3)	4.3600	3.095300
Totals	6	264,663,386.97	100.00%	(2)	4.2337	1.951929
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP
							Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP
Georgia	1	110,000,000.00	41.56%	(3)	4.3600	3.095300
							Retail	5	261,405,134.20	98.77%	(3)	4.2245	1.940361
Michigan	1	3,258,252.77	1.23%	57	4.9700	2.670800
							Totals	6	264,663,386.97	100.00%	(2)	4.2337	1.951929
North Carolina	1	72,428,439.48	27.37%	(5)	3.8390	1.523700

Ohio	1	4,187,442.39	1.58%	(3)	5.1900	(1.375000)

Washington	1	71,530,999.56	27.03%	(4)	4.3160	0.747000

Totals	6	264,663,386.97	100.00%	(2)	4.2337	1.951929

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP	Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	72,428,439.48	27.37%	(5)	3.8390	1.523700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	181,530,999.56	68.59%	(3)	4.3427	2.169969	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	261,405,134.20	98.77%	(3)	4.2245	1.940361
	4.751% to 5.000%	1	3,258,252.77	1.23%	57	4.9700	2.670800	Totals	6	264,663,386.97	100.00%	(2)	4.2337	1.951929
	5.001% to 5.250%	1	4,187,442.39	1.58%	(3)	5.1900	(1.375000)
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	264,663,386.97	100.00%	(2)	4.2337	1.951929
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	258,146,881.43	97.54%	(4)	4.2151	1.931141	Interest Only	1	110,000,000.00	41.56%	(3)	4.3600	3.095300
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
85 months to120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	3	148,146,881.43	55.98%	(4)	4.1075	1.066746
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	258,146,881.43	97.54%	(4)	4.2151	1.931141	300 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	258,146,881.43	97.54%	(4)	4.2151	1.931141
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP	Defeased	1	3,258,252.77	1.23%	57	4.9700	NAP
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	1	3,258,252.77	1.23%	57	4.9700	2.670800
	12 months or less	5	261,405,134.20	98.77%	(3)	4.2245	1.940361	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	85 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	264,663,386.97	100.00%	(2)	4.2337	1.951929	Totals	2	6,516,505.54	2.46%	57	4.9700	2.775400
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	310920478	RT	Augusta	GA	Actual/360	4.360%	412,988.89	0.00	0.00	N/A	08/01/23	--	110,000,000.00	110,000,000.00	10/01/23
4	440000254	RT	Pineville	NC	Actual/360	3.839%	239,956.64	157,996.58	0.00	N/A	06/01/23	--	72,586,436.06	72,428,439.48	10/01/23
5	440000246	RT	Silverdale	WA	Actual/360	4.316%	266,283.69	116,978.52	0.00	N/A	07/01/23	--	71,647,978.08	71,530,999.56	01/01/23
38	810919045	RT	Farmington Hills	MI	Actual/360	4.970%	14,154.06	48,984.48	0.00	N/A	08/01/28	--	3,307,237.25	3,258,252.77	11/01/23
39	810919053	RT	Livonia	MI	Actual/360	4.970%	14,154.06	48,984.48	0.00	N/A	08/01/28	--	3,307,237.25	3,258,252.77	11/01/23
55	310918724	RT	North Olmsted	OH	Actual/360	5.190%	0.00	0.00	0.00	N/A	08/01/23	--	4,187,442.39	4,187,442.39	09/01/19
Totals							947,537.34	372,944.06	0.00				265,036,331.03	264,663,386.97
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,502,664.05	3,900,051.70	01/01/23	03/31/23	--	0.00	0.00	411,094.45	411,094.45	0.00	0.00
4	15,427,106.40	7,935,686.00	01/01/23	06/30/23	08/11/23	14,194,326.76	0.00	396,703.12	396,703.12	0.00	0.00
5	4,590,597.26	2,253,054.14	01/01/23	06/30/23	01/11/20	40,722,186.51	4,726,997.49	230,864.07	235,965.23	160,803.08	0.00
38	2,216,380.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	125,300.76	111,186.38	01/01/23	06/30/23	09/11/20	2,370,554.21	432,891.08	0.00	0.00	0.00	0.00
Totals	39,862,048.51	14,199,978.22				57,287,067.48	5,159,888.57	1,038,661.64	1,043,762.80	160,803.08	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	2	75,718,441.95	0	0.00	0	0.00	0	0.00	4.233681%	3.960161%	(2)
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	2	75,835,420.47	0	0.00	0	0.00	0	0.00	4.233755%	3.960308%	(1)
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	2	75,960,538.78	1	1,746,203.08	0	0.00	0	0.00	4.242788%	4.076931%	0
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	2	76,076,620.86	0	0.00	0	0.00	0	0.00	4.241559%	4.075930%	1
07/17/23	0	0.00	0	0.00	1	4,187,442.39	0	0.00	2	76,192,273.12	0	0.00	0	0.00	1	6,630,483.58	4.369124%	4.220154%	2
06/16/23	0	0.00	0	0.00	2	76,316,112.55	0	0.00	2	76,316,112.55	0	0.00	0	0.00	2	3,376,876.97	4.445580%	4.322751%	2
05/17/23	0	0.00	0	0.00	2	76,439,767.97	0	0.00	2	76,439,767.97	0	0.00	0	0.00	8	78,564,356.77	4.469040%	4.394318%	3
04/17/23	0	0.00	0	0.00	2	76,572,206.32	0	0.00	2	76,572,206.32	0	0.00	0	0.00	2	6,156,678.96	4.535467%	4.465294%	4
03/17/23	0	0.00	0	0.00	2	76,694,899.78	0	0.00	2	76,694,899.78	0	0.00	0	0.00	1	982,116.43	4.492735%	4.425470%	5
02/17/23	0	0.00	0	0.00	2	76,844,973.82	0	0.00	2	76,844,973.82	0	0.00	0	0.00	1	76,983,851.64	4.492647%	4.425354%	6
01/18/23	0	0.00	0	0.00	2	76,966,642.80	0	0.00	2	76,966,642.80	0	0.00	0	0.00	2	9,592,144.14	4.576348%	4.514287%	7
12/16/22	0	0.00	0	0.00	2	77,087,854.76	0	0.00	2	77,087,854.76	0	0.00	0	0.00	1	1,998,652.06	4.565906%	4.503508%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	310920478	10/01/23	0	5	411,094.45	411,094.45	262.56	110,000,000.00	08/09/23	13
4	440000254	10/01/23	0	5	396,703.12	396,703.12	0.00	72,586,436.06	05/24/23	13
5	440000246	01/01/23	9	5	230,864.07	235,965.23	207,340.78	72,732,737.67	05/11/20	7			12/17/21
55	310918724	09/01/19	49	5	0.00	0.00	4,650.00	4,565,554.92	12/12/18	7			01/06/20
Totals					1,038,661.64	1,043,762.80	212,253.34	259,884,728.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		258,146,881	0	182,428,439		75,718,442
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		6,516,506	6,516,506	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	264,663,387	188,944,945	0	0	0	75,718,442
Oct-23	265,036,331	6,614,475	0	72,586,436	110,000,000	75,835,420
Sep-23	273,643,410	13,185,023	0	0	184,497,848	75,960,539
Aug-23	275,051,546	6,810,081	0	0	192,164,845	76,076,621
Jul-23	313,165,185	150,090,393	0	0	86,882,519	76,192,273
Jun-23	411,916,604	253,074,020	0	0	82,526,471	76,316,113
May-23	454,884,002	377,415,671	0	0	1,028,563	76,439,768
Apr-23	543,554,739	466,982,533	0	0	0	76,572,206
Mar-23	589,583,388	512,888,489	0	0	0	76,694,900
Feb-23	591,925,154	515,080,180	0	0	0	76,844,974
Jan-23	681,085,023	604,118,380	0	0	0	76,966,643
Dec-22	692,065,102	614,977,247	0	0	0	77,087,855
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310920478	110,000,000.00	110,000,000.00	250,000,000.00	06/25/13	3,711,301.70	3.09530	03/31/23	08/01/23	I/O
4	440000254	72,428,439.48	72,586,436.06	135,000,000.00	07/07/23	7,490,572.00	1.52370	06/30/23	06/01/23	236
5	440000246	71,530,999.56	72,732,737.67	31,900,000.00	01/03/23	1,717,868.14	0.74700	06/30/23	07/01/23	236
55	310918724	4,187,442.39	4,565,554.92	3,250,000.00	05/27/23	(149,423.62)	(1.37500)	06/30/23	08/01/23	236
Totals		258,146,881.43	259,884,728.65	420,150,000.00		12,770,318.22

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310920478	RT	GA	08/09/23	13

Loan transferred to Special Servicing on 8/9/20203 due to a maturity default (loan matured 8/1/2023). Loan collateral is the combination of the fee/leasehold of a 508,000 SF portion of a 1.1MM SF regional mall located in Augusta, GA. The mall was originally built in 1978 and renovated in 2007. The loan collateral anchor is Dick's Sporting Goods and also includes a lifestyle component. Non-collateral anchors are Dillard's, Macy's and JCPenney. Current occupancy for the loan collateral portion of the mall is +/- 90%. Strategy is to dual track a workout with the Borrower and receivership/foreclosure.

4	440000254	RT	NC	05/24/23	13

Loan recently transferred to the special servicer due to Imminent Monetary Default due to the 6/1/2023 maturity date. Special servicer has reached out to the borrower parties to discuss the loan and collateral.

5	440000246	RT	WA	05/11/20	7

COVID - Loan collateral is a +/- 580,044 square foot mall located in Silverdale, WA (40 miles west of Seattle). The entire mall encompasses +/- 761,789 square feet including non-owned portions. January 2023 inspection was performed and the property was fo und to be in good condition with limited deferred maintenance. Receiver appointed 8/17/2020. Foreclosure sale occurred on 12/17/2021. September 2023 financials indicate the collateral portion of the mall is 95% leased

(including temp tenants). Strategy is to stabilize the asset by improving in-line, permanent tenant occupancy and renewing existing tenants.

55	310918724	RT	OH	12/12/18	7

The subject is a 67,450 SF retail property built in 1979, renovated in 2003 and located in North Olmsted, OH. The property was inspected 7/17/2023 and found to be in good condition. A lease was executed in November 2021 for the anchor space totaling43,435 SF. The lease has a 7-year term and the tenant opened for business on 4/1/22, increasing occupancy to 75%. North Olmsted is located in Cleveland's West submarket (15 miles west of the CBD). Foreclosure occurred

9/09/19 and confirmed 1/6/2020, when the S heriff's Deed was recorded. The strategy is to sell 'as-is' in 4Q23.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	300620033	7,251,045.34	5.68000%	7,251,045.34 5.68000%		10	06/19/20	04/05/20	07/13/20
Totals		7,251,045.34		7,251,045.34
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	470086230	08/15/14	19,500,000.00	138,570,000.00	22,986,675.01	1,668,394.51	22,986,675.01	21,318,280.50	0.00	0.00	0.00	0.00	0.00%
13	310919905	08/17/20	16,040,775.20	6,000,000.00	6,442,019.00	4,775,915.44	5,113,226.25	337,310.81	15,703,464.39	2,685.04	476,836.98	15,226,627.41	84.59%
23	310919386	05/17/22	8,631,652.57	4,100,000.00	8,167,995.76	2,806,718.32	7,956,953.35	5,150,235.03	3,481,417.54	90,111.94	90,111.94	3,391,305.60	32.79%
54	540919682	08/16/19	3,965,104.14	1,000,000.00	1,011,312.77	1,035,628.44	944,105.32	(91,523.12)	4,056,627.26	0.00	107,067.48	3,949,559.78	75.22%
57	416000100	11/18/20	4,135,063.72	6,000,000.00	4,389,515.06	194,818.77	4,389,515.06	4,194,696.29	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,272,595.63	155,670,000.00	42,997,517.60	10,481,475.48	41,390,474.99	30,908,999.51	23,241,509.19	92,796.98	674,016.40	22,567,492.79

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	470086230	08/15/14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	310919905	11/17/23	0.00	0.00	15,226,627.41	0.00	0.00	(2,685.04)	0.00	0.00	15,226,627.41
		10/17/22	0.00	0.00	15,229,312.45	0.00	0.00	(455,602.61)	0.00	0.00
		05/17/22	0.00	0.00	15,684,915.06	0.00	0.00	(18,549.33)	0.00	0.00
		08/17/20	0.00	0.00	15,703,464.39	0.00	0.00	15,703,464.39	0.00	0.00
23	310919386	11/17/23	0.00	0.00	3,391,305.60	0.00	0.00	(90,111.94)	0.00	0.00	3,391,305.60
		05/17/22	0.00	0.00	3,481,417.54	0.00	0.00	3,481,417.54	0.00	0.00
54	540919682	12/17/20	0.00	0.00	3,949,559.78	0.00	(107,067.48)	0.00	0.00	0.00	4,056,627.26
		08/16/19	0.00	0.00	4,056,627.26	0.00	0.00	4,056,627.26	0.00	0.00
57	416000100	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(92,796.98)	0.00	0.00	(92,796.98)
Cumulative Totals			0.00	0.00	22,567,492.79	0.00	(107,067.48)	22,674,560.27	0.00	0.00	22,674,560.27

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(16,805.55)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	15,626.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	15,424.22	0.00	0.00	150,294.28	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	18,714.38	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,244.92	0.00	0.00	150,294.28	0.00	18,714.38	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		184,253.58

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26